Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions and balances
Summary of related parties' balances
		As of December 31,	As of December 31,
Account	Name of related parties	2019	2018
Amount due from related parties
	Andreas Spiegler, CEO, Principal Accounting Officer & Principal Financial Officer	-	1,504
	Arne Krueger, COO	-	10,131
Total		$-	$11,635

Amounts due to related parties
	PlanET China	32,310	47,354
Total		$32,310	$47,354